Schedule of Nature Relationships with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Goh Wee Huan [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Controlling shareholder and a director of Uni-Fuels from December 22, 2022 to December 8, 2023
Koh Kuan Hua [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Controlling shareholder and director of the Company
Garden City Private Capital Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Major shareholder of the Company and wholly owned by Koh Kuan Hua
Sea Oil Petroleum Pte Ltd [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Under significant influence of Koh Kuan Hua from January 1, 2022 to October 31, 2023